Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Share Based Payment Arrangements [Abstract]
Stock options outstanding and exercisable

The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2020		2019
(000s)	Number of Options	Weighted-Average Exercise Price ($C)	Number of Options	Weighted-Average Exercise Price ($C)
Options outstanding, beginning of year	4,481	2.86	4,876	3.60
Granted	819	0.79	976	2.83
Exercised	-	-	(337)	2.18
Expired	(711)	4.99	(1,034)	6.55
Options outstanding, end of year	4,589	2.16	4,481	2.86
Options exercisable, end of year	2,797	2.35	2,585	3.01

Range of exercise prices of outstanding share options
	Options Outstanding			Options Exercisable
Exercise Price (C$)	Number Outstanding at December 31, 2020 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)	Number Exercisable at December 31, 2020 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)
0.79 - 1.48	819	4.4	0.79	-	-	-
1.49 - 2.17	826	1.4	2.16	826	1.4	2.16
2.18 - 2.41	1,002	0.2	2.19	1,002	0.2	2.19
2.42 - 2.73	966	2.4	2.62	644	2.4	2.62
2.74 - 2.83	976	3.2	2.83	325	3.2	2.83
	4,589	2.3	2.16	2,797	1.4	2.35

Measurement of fair value of share options granted

The weighted average fair value of options granted during the period and the assumptions used in their determination are noted below:

	2020	2019
Weighted average fair market value per option (C$)	0.29	0.88
Risk free interest rate	0.37%	1.54%
Expected volatility (based on actual historical volatility)	58.36%	54.74%
Dividend rate	-	3.30%
Suboptimal exercise factor	1.25	1.25

Number of RSUs, PSUs and DSUs outstanding

The number of RSUs, PSUs and DSUs outstanding as at December 31, 2020 are as follows:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2018	864	1,683	828
Granted	400	529	190
Exercised	(381)	(636)	(454)
Forfeited	(70)	(13)	-
Expired	(15)	-	-
Reinvested	41	77	25
Units outstanding, December 31, 2019	839	1,640	589
Granted	689	1,196	392
Exercised	(385)	(431)	(155)
Forfeited	(308)	(133)	-
Units outstanding, December 31, 2020	835	2,272	826